Related Party Transactions (Details) - Schedule of related parties	9 Months Ended
Sep. 30, 2021
Zhentao Jiang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Former Director and principal shareholder
Wenjie Tang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Chief Executive Officer (“CEO”), Director, and shareholder
Bin Cao [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Former Chairman of the Board
Yufeng Mi [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Chief Technical Officer (“CTO”) and shareholder
Bo Zhu [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Chief Strategy Officer
Bin Liu [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Former Chief Risk Officer (“CRO”)
Guofu Zhang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Former Chief Financial Officer (“CFO”)
Chengchun Zhang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Former Chief Operational Officer (“COO”) and principal shareholder
IIG Ltd. [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Company under common control of Zhentao Jiang, dissolved in November 2019
Firebull Holdings Limited [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Company under common control Bin Cao
Nanjing Yunxinhe Software Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Company formerly controlled by Zhentao Jiang, dissolved in April 2020
Beijing Maiteke Technology Co., Ltd.[Member]
Related Party Transaction [Line Items]
Nature of Relationship	Company where Wenjie Tang assumed a key management position
Northnew Management Limited [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Company under common control of Zhentao Jiang prior to June 2020
Hong Kong KISEN Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Company under common control of Bo Zhu